Schedule of investments
Delaware Global Listed Real Assets Fund	January 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 11.06%
Basic Industry — 1.34%
Chemours 144A 4.625% 11/15/29 #	394,000	$ 329,741
First Quantum Minerals 144A 6.875% 3/1/26 #	200,000	194,734
FMG Resources August 2006
144A 5.875% 4/15/30 #	100,000	97,777
144A 6.125% 4/15/32 #	100,000	97,603

Freeport-McMoRan 5.45% 3/15/43	235,000	228,646
Novelis
144A 3.875% 8/15/31 #	255,000	215,606
144A 4.75% 1/30/30 #	140,000	126,912

Univar Solutions USA 144A 5.125% 12/1/27 #	265,000	256,567
Vibrantz Technologies 144A 9.00% 2/15/30 #	120,000	92,658
		1,640,244
Capital Goods — 0.57%
Clean Harbors 144A 5.125% 7/15/29 #	195,000	187,463
GFL Environmental 144A 5.125% 12/15/26 #	160,000	155,828
Sealed Air
144A 4.00% 12/1/27 #	175,000	162,098
144A 5.00% 4/15/29 #	200,000	192,168
		697,557
Communications — 2.63%
CCO Holdings 144A 5.375% 6/1/29 #	340,000	314,879
CMG Media 144A 8.875% 12/15/27 #	210,000	164,139
CSC Holdings 144A 3.375% 2/15/31 #	200,000	139,741
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	43,000	35,950
DISH DBS 144A 5.75% 12/1/28 #	209,000	171,392
Frontier Communications Holdings 144A 5.875% 10/15/27 #	293,000	280,170
Gray Escrow II 144A 5.375% 11/15/31 #	380,000	292,714
Lamar Media 3.75% 2/15/28	175,000	159,096
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	194,000	189,272
Nexstar Media 144A 5.625% 7/15/27 #	213,000	203,198
Outfront Media Capital 144A 4.625% 3/15/30 #	245,000	210,704
Sirius XM Radio 144A 5.50% 7/1/29 #	300,000	281,538
Sprint Capital 8.75% 3/15/32	65,000	80,363
T-Mobile USA
3.375% 4/15/29	60,000	54,771
4.75% 2/1/28	105,000	104,128

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	400,000	371,598
NQ-095 [1/23] 03/23 (2778356)    1

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	$ 167,272
		3,220,925
Consumer Cyclical — 1.54%
Carnival
144A 5.75% 3/1/27 #	150,000	124,712
144A 6.00% 5/1/29 #	200,000	158,251
144A 7.625% 3/1/26 #	190,000	173,144
Hilton Domestic Operating
144A 4.00% 5/1/31 #	85,000	73,777
4.875% 1/15/30	200,000	188,814

Lennar 5.00% 6/15/27	95,000	94,597
Murphy Oil USA 144A 3.75% 2/15/31 #	321,000	268,967
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	490,000	422,047
VICI Properties 144A 5.75% 2/1/27 #	216,000	215,125
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	175,000	161,616
		1,881,050
Consumer Non-Cyclical — 1.28%
CHS 144A 5.25% 5/15/30 #	313,000	252,963
HCA
3.50% 9/1/30	10,000	8,969
5.375% 2/1/25	70,000	70,295
5.875% 2/1/29	305,000	313,975

JBS USA LUX 144A 5.50% 1/15/30 #	289,000	281,170
Pilgrim's Pride 144A 5.875% 9/30/27 #	332,000	329,802
Tenet Healthcare
4.25% 6/1/29	204,000	181,943
6.875% 11/15/31	135,000	124,575
		1,563,692
Electric — 1.02%
Calpine
144A 5.00% 2/1/31 #	35,000	30,035
144A 5.125% 3/15/28 #	345,000	312,798

NRG Energy 144A 3.625% 2/15/31 #	190,000	150,775
PG&E 5.25% 7/1/30	85,000	78,307
TerraForm Power Operating 144A 4.75% 1/15/30 #	308,000	277,547
2    NQ-095 [1/23] 03/23 (2778356)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Vistra Operations
144A 5.00% 7/31/27 #	70,000	$ 65,974
144A 5.50% 9/1/26 #	70,000	68,262
144A 5.625% 2/15/27 #	275,000	265,922
		1,249,620
Energy — 2.05%
Callon Petroleum 144A 8.00% 8/1/28 #	85,000	85,105
CNX Resources
144A 6.00% 1/15/29 #	265,000	243,677
144A 7.25% 3/14/27 #	10,000	9,964
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	82,000	78,475
144A 6.00% 2/1/29 #	209,000	198,533

DCP Midstream Operating 5.125% 5/15/29	210,000	209,580
EQM Midstream Partners 144A 4.75% 1/15/31 #	320,000	271,100
Genesis Energy 6.50% 10/1/25	265,000	260,694
Hilcorp Energy I 144A 6.00% 4/15/30 #	100,000	93,082
Marathon Oil 4.40% 7/15/27	75,000	73,322
Murphy Oil
5.875% 12/1/27	195,000	190,854
6.375% 7/15/28	105,000	103,955
NuStar Logistics
6.00% 6/1/26	90,000	88,239
6.375% 10/1/30	80,000	77,159
Occidental Petroleum
6.60% 3/15/46	55,000	58,640
6.625% 9/1/30	40,000	42,512

Southwestern Energy 7.75% 10/1/27	225,000	234,904
Targa Resources Partners 4.875% 2/1/31	195,000	182,511
		2,502,306
Real Estate Investment Trusts — 0.06%
HAT Holdings I 144A 3.75% 9/15/30 #	100,000	76,566
		76,566
Transportation — 0.57%
Air Canada 144A 3.875% 8/15/26 #	255,000	236,221
American Airlines 144A 5.75% 4/20/29 #	309,402	299,683
NQ-095 [1/23] 03/23 (2778356)    3

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Delta Air Lines
144A 7.00% 5/1/25 #	82,000	$ 84,425
7.375% 1/15/26	67,000	69,824
		690,153
Total Corporate Bonds (cost $14,657,160)		13,522,113

Non-Agency Commercial Mortgage-Backed Securities — 1.65%
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •	200,000	175,195
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72	600,000	538,887
GS Mortgage Securities Trust Series 2017-GS6 B 3.869% 5/10/50	730,000	652,417
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49	740,000	649,318
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,375,124)		2,015,817

Loan Agreements — 2.11%
Air Canada 8.13% (LIBOR03M + 3.50%) 8/11/28 •	179,549	180,043
Calpine
6.57% (LIBOR01M + 2.00%) 4/5/26 •	316,521	316,214
7.07% (LIBOR01M + 2.50%) 12/16/27 •	81,348	81,352

Calpine Construction Finance Tranche B 6.57% (LIBOR01M + 2.00%) 1/15/25 •	122,970	123,012
Castlelake Aviation One DAC 7.519% (LIBOR03M + 2.75%) 10/22/26 •	222,188	222,587
Charter Communications Operating Tranche B2 6.32% (LIBOR01M + 1.75%) 2/1/27 •	256,181	255,628
CSC Holdings 8.823% (SOFR01M + 3.5%) 1/17/28 •	246,522	234,298
Hamilton Projects Acquiror 9.23% (LIBOR03M + 4.50%) 6/17/27 •	263,133	263,407
Lamar Media Tranche B 6.008% (LIBOR01M + 1.50%) 2/5/27 •	169,139	167,765
Parkway Generation Tranche B 9.426% (SOFR01M + 4.75%) 2/16/29 •	158,077	156,378
Parkway Generation Tranche C 9.426% (SOFR01M + 4.75%) 2/16/29 •	20,735	20,476
Pilot Travel Centers Tranche B 6.561% (SOFR01M + 2.00%) 8/4/28 •	171,938	171,723
4    NQ-095 [1/23] 03/23 (2778356)

(Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)

Setanta Aircraft Leasing DAC 6.73% (LIBOR03M + 2.00%) 11/5/28 •		125,000	$ 125,039
Sinclair Television Group Tranche B-3 7.57% (LIBOR01M + 3.00%) 4/1/28 •		98,500	96,715
Vistra Operations 6.204% (LIBOR01M + 1.75%) 12/31/25 •		164,412	164,340
Total Loan Agreements (cost $2,571,539)			2,578,977

Sovereign Bonds — 9.93%Δ
Australia — 0.30%
Australia Government Bonds
0.75% 11/21/27	AUD	261,075	213,843
2.50% 9/20/30	AUD	142,485	150,141
			363,984
Canada — 0.76%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	579,716	540,891
4.25% 12/1/26	CAD	464,669	387,737
			928,628
France — 2.39%
French Republic Government Bonds OAT
144A 0.10% 3/1/26 #	EUR	1,122,612	1,208,876
0.10% 3/1/28	EUR	557,211	606,278
0.10% 3/1/29	EUR	616,369	657,067
144A 0.10% 3/1/36 #	EUR	131,595	136,868
144A 0.10% 7/25/38 #	EUR	189,224	189,524
144A 0.10% 7/25/47 #	EUR	94,744	93,015
144A 0.10% 7/25/53 #	EUR	38,161	37,405
			2,929,033
Germany — 1.07%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/26	EUR	995,764	1,073,470
0.50% 4/15/30	EUR	205,962	230,367
			1,303,837
Italy — 0.85%
Italy Buoni Poliennali Del Tesoro
144A 0.10% 5/15/33 #	EUR	517,371	456,840
144A 1.30% 5/15/28 #	EUR	323,626	345,039
NQ-095 [1/23] 03/23 (2778356)    5

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Italy (continued)
Italy Buoni Poliennali Del Tesoro
144A 2.55% 9/15/41 #	EUR	205,491	$ 238,285
			1,040,164
Japan — 0.37%
Japanese Government CPI Linked Bond 0.10% 3/10/29	JPY	57,482,150	455,741
			455,741
Spain — 0.38%
Spain Government Inflation Linked Bond 144A 1.00% 11/30/30 #	EUR	428,264	466,708
			466,708
United Kingdom — 3.81%
United Kingdom Inflation-Linked Gilt
0.125% 3/22/29	GBP	237,539	295,296
0.125% 8/10/41	GBP	370,895	443,367
0.125% 3/22/46	GBP	332,879	389,742
0.125% 3/22/51	GBP	423,707	493,227
0.125% 11/22/56	GBP	153,799	181,040
0.125% 11/22/65	GBP	90,526	108,692
0.125% 3/22/68	GBP	144,496	174,785
0.125% 3/22/73	GBP	88,552	113,890
0.375% 3/22/62	GBP	252,207	326,889
0.50% 3/22/50	GBP	270,152	347,093
0.625% 11/22/42	GBP	360,721	473,190
1.125% 11/22/37	GBP	307,024	427,829
1.25% 11/22/27	GBP	72,928	95,371
1.25% 11/22/32	GBP	565,506	784,088
			4,654,499
Total Sovereign Bonds (cost $13,490,340)			12,142,594

US Treasury Obligations — 10.09%
US Treasury Inflation Indexed Bonds
0.125% 2/15/51		247,339	171,111
0.75% 2/15/42		360,213	315,017
0.75% 2/15/45		389,645	332,621
1.00% 2/15/49		276,491	245,031
2.125% 2/15/40		152,891	168,341
US Treasury Inflation Indexed Notes
0.125% 10/15/25		2,440,936	2,341,510
6    NQ-095 [1/23] 03/23 (2778356)

(Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Inflation Indexed Notes
0.125% 7/15/30	2,047,822	$ 1,883,545
0.125% 2/15/52	147,906	102,257
0.375% 1/15/27	3,917,744	3,744,894
0.625% 1/15/26	2,681,270	2,594,394
0.625% 7/15/32	459,965	435,397
Total US Treasury Obligations (cost $12,562,163)		12,334,118
	Number of shares
Closed-Ended Trust — 0.61%
Sprott Physical Uranium Trust †	58,718	752,868
Total Closed-Ended Trust (cost $671,225)		752,868

Common Stocks — 60.94%
Communication Services — 1.18%
Cellnex Telecom 144A #	34,274	1,343,130
DigitalBridge Group	6,611	97,843
		1,440,973
Consumer Cyclical — 0.08%
Lifestyle Communities	6,900	96,195
		96,195
Consumer Discretionary — 0.17%
Spruce Power Holding †	137,895	205,464
		205,464
Consumer Staples — 1.43%
Archer-Daniels-Midland	6,451	534,465
Bunge	6,837	677,547
Darling Ingredients †	8,099	536,883
		1,748,895
Energy — 9.95%
BP ADR	19,242	697,138
Chesapeake Energy	10,992	953,226
Chord Energy	4,094	586,793
Denbury †	11,662	1,012,028
Enbridge	25,239	1,033,423
EOG Resources	5,888	778,688
Kimbell Royalty Partners	49,315	803,341
Occidental Petroleum	8,960	580,518
NQ-095 [1/23] 03/23 (2778356)    7

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
Energy (continued)
Parex Resources	16,475	$ 280,455
Schlumberger	17,994	1,025,298
Shell	35,563	1,044,051
TC Energy	24,969	1,075,851
Unit	12,546	665,189
Valaris †	8,653	628,554
Valero Energy	7,158	1,002,335
		12,166,888
Financials — 0.10%
Rice Acquisition Class A †	12,096	123,500
		123,500
Industrials — 10.07%
Aena 144A 144A #, †	8,006	1,202,893
ALEATICA †	1,077,354	1,973,857
Arcosa	14,169	839,797
Atlas Arteria	194,248	944,711
CCR	502,170	1,163,351
East Japan Railway	18,000	1,003,648
Enav 144A #	235,353	1,083,550
Li-Cycle Holdings †	46,448	252,677
NuScale Power †	29,077	309,961
Sacyr	357,976	1,101,214
Sunrun †	12,210	320,879
Transurban Group	104,716	1,026,651
Vinci	9,704	1,096,451
		12,319,640
Information Technology — 0.07%
NEXTDC †	11,491	81,208
		81,208
Materials — 7.80%
Alcoa	17,634	921,200
Anglo American	21,517	928,037
CF Industries Holdings	12,339	1,045,113
Corteva	4,052	261,151
ERO Copper †	33,746	554,169
Freeport-McMoRan	23,056	1,028,759
Hudbay Minerals	100,078	580,452
Kinross Gold	83,058	385,389
Louisiana-Pacific	5,928	403,638
8    NQ-095 [1/23] 03/23 (2778356)

(Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
Materials (continued)
Newmont	20,558	$ 1,088,135
Nutrien	9,199	761,585
Pan American Silver	16,523	301,141
Sylvamo	5,454	259,229
Wheaton Precious Metals	22,427	1,025,811
		9,543,809
Real Estate Operating Companies/Developer — 1.06%
China Resources Land	8,000	38,340
Covivio	2,172	149,096
Mitsubishi Estate	42,700	548,828
Mitsui Fudosan	7,900	148,075
Sumitomo Realty & Development	16,900	411,974
		1,296,313
REIT Diversified — 2.68%
Aroundtown	45,936	127,895
Charter Hall Group	17,546	172,768
CK Asset Holdings	38,527	246,323
Fastighets Balder Class B †	17,121	88,212
Inmobiliaria Colonial Socimi	20,395	148,756
Land Securities Group	20,953	183,565
Mapletree Commercial Trust	192,200	267,432
Mapletree Logistics Trust	112,000	144,793
Nomura Real Estate Master Fund	307	359,026
Sun Hung Kai Properties	39,456	559,550
United Urban Investment	275	312,923
Weyerhaeuser	15,387	529,774
Wharf Real Estate Investment	24,000	137,392
		3,278,409
REIT Healthcare — 2.17%
Aedifica	959	84,154
Alexandria Real Estate Equities	5,590	898,537
HealthCo REIT	75,712	87,109
Healthpeak Properties	18,203	500,218
Welltower	14,394	1,080,126
		2,650,144
REIT Hotel — 0.49%
Apple Hospitality REIT	10,529	186,679
Ryman Hospitality Properties	3,068	284,987
NQ-095 [1/23] 03/23 (2778356)    9

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
REIT Hotel (continued)
Xenia Hotels & Resorts	8,458	$ 126,024
		597,690
REIT Industrial — 3.07%
Americold Realty Trust	10,686	335,647
First Industrial Realty Trust	4,976	265,470
Goodman Group	18,320	261,309
Industrial & Infrastructure Fund Investment	168	186,184
Mitsubishi Estate Logistics REIT Investment	67	210,601
Prologis	12,637	1,633,711
Rexford Industrial Realty	6,048	383,867
Segro	23,517	242,075
Warehouses De Pauw CVA	7,376	233,907
		3,752,771
REIT Information Technology — 1.75%
American Tower	1,131	252,654
Digital Core REIT Management Pte	74,300	46,960
Digital Realty Trust	8,177	937,248
Equinix	1,046	772,084
SBA Communications	447	132,996
		2,141,942
REIT Mall — 0.22%
Simon Property Group	2,067	265,527
		265,527
REIT Manufactured Housing — 0.77%
Equity LifeStyle Properties	5,209	373,902
Sun Communities	3,607	565,794
		939,696
REIT Multifamily — 2.67%
American Homes 4 Rent Class A	13,694	469,567
Equity Residential	10,200	649,230
Essex Property Trust	2,343	529,682
Gecina	1,647	195,087
LEG Immobilien	1,962	153,377
Mid-America Apartment Communities	701	116,871
UDR	14,110	600,945
UNITE Group	15,662	192,942
Vonovia	12,864	363,381
		3,271,082
10    NQ-095 [1/23] 03/23 (2778356)

(Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
REIT Office — 0.82%
Boston Properties	4,197	$ 312,844
Castellum	6,346	87,074
Derwent London	3,083	98,347
Fabege	9,587	90,609
Japan Real Estate Investment	44	188,650
Tokyu REIT	108	162,737
Wihlborgs Fastigheter	7,267	59,830
		1,000,091
REIT Retail — 0.89%
CapitaLand Integrated Commercial Trust	127,000	207,789
Capitaland Investment	75,100	227,524
Link REIT	44,985	360,077
Shaftesbury	12,985	63,242
SmartCentres	5,732	121,485
Unibail-Rodamco-Westfield †	1,667	107,880
		1,087,997
REIT Self-Storage — 1.63%
Big Yellow Group	12,830	191,362
Extra Space Storage	4,310	680,247
National Storage	79,331	130,558
Public Storage	3,269	994,888
		1,997,055
REIT Shopping Center — 1.59%
Agree Realty	8,124	606,294
Federal Realty Investment Trust	2,043	227,856
Kenedix Retail REIT	60	112,493
Kimco Realty	22,053	495,310
Kite Realty Group Trust	12,156	263,785
NETSTREIT	11,660	234,716
		1,940,454
REIT Single Tenant — 1.23%
Realty Income	15,669	1,062,828
Spirit Realty Capital	10,215	448,234
		1,511,062
REIT Specialty — 0.13%
Invitation Homes	4,920	159,900
		159,900
NQ-095 [1/23] 03/23 (2778356)    11

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
Utilities — 8.92%
APA Group	77,274	$ 578,312
Enel	173,216	1,019,917
Hydro One 144A #	35,245	963,671
National Grid	84,052	1,068,545
Orsted 144A #	11,713	1,043,067
PPL	35,010	1,036,296
Severn Trent	29,325	1,020,537
Snam	204,033	1,039,248
SSE	48,702	1,039,529
Terna - Rete Elettrica Nazionale	132,822	1,050,869
United Utilities Group	80,552	1,054,029
		10,914,020
Total Common Stocks (cost $67,951,811)		74,530,725

Short-Term Investments — 2.98%
Money Market Mutual Funds — 2.98%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.07%)	909,807	909,807
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.20%)	909,807	909,807
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.32%)	909,807	909,807
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.14%)	909,807	909,807
Total Short-Term Investments (cost $3,639,228)		3,639,228
Total Value of Securities—99.37% (cost $117,918,590)		121,516,440

Receivables and Other Assets Net of Liabilities—0.63%		775,766
Net Assets Applicable to 9,839,811 Shares Outstanding—100.00%		$122,292,206
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of Rule 144A securities was $19,050,311, which represents 15.58% of the Fund's net assets.
12    NQ-095 [1/23] 03/23 (2778356)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
The following foreign currency exchange contracts were outstanding at January 31, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CAD	31,652	USD	(23,694)	2/1/23	$94	$—
BNYM	DKK	421,511	USD	(61,867)	2/1/23	—	(263)
BNYM	EUR	32,400	USD	(35,279)	2/1/23	—	(52)
BNYM	GBP	(11,439)	USD	14,087	2/1/23	—	(16)
JPMCB	AUD	(388,304)	USD	273,072	4/21/23	—	(1,846)
JPMCB	CAD	(1,244,116)	USD	929,361	4/21/23	—	(6,290)
JPMCB	GBP	(3,739,959)	USD	4,643,654	4/21/23	31,480	—
TD	EUR	(5,311,422)	USD	5,793,168	4/21/23	—	(3,630)
TD	JPY	(59,377,590)	USD	468,494	4/21/23	7,259	—
Total Foreign Currency Exchange Contracts						$38,833	$(12,097)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contract presented above the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
CPI – Consumer Price Index
CVA – Certified Dutch Certificate
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
NQ-095 [1/23] 03/23 (2778356)    13

Schedule of investments
Delaware Global Listed Real Assets Fund   (Unaudited)
Summary of abbreviations: (continued)
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
OAT – Obligations Assimilables du Tresor
REIT – Real Estate Investment Trust
SOFR01M – Secured Overnight Financing Rate 1 Month
TD – TD Bank
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
14    NQ-095 [1/23] 03/23 (2778356)